Segmental Information - Summary of Segmented Net Earnings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenues		$ 1,312,315	$ 1,155,247	[1]
Selling		(192,709)	(162,785)	[1]
General and administrative		(571,258)	(585,123)
Financial		(163,039)	(138,299)	[1]
Gaming duty		(130,771)	(113,102)	[1]
Acquisition-related costs	[1]		(199)
Gain (loss) from investments		34,524	(19,278)	[1]
Net (loss) earnings from associates		(2,569)	623	[1]
Gain on settlement of deferred consideration		44	2,466
Net earnings (loss) before income taxes		286,493	139,550	[1]
Income taxes		27,208	4,000	[1]
Net earnings		259,285	135,550	[1]
Other segmental information
Depreciation & amortization		147,186	139,883
Bad debt		7,171	6,080
Total Assets		5,415,126	5,462,475
Total Liabilities		3,111,695	3,260,747
Operating Segments
Disclosure Of Operating Segments [Line Items]
Revenues		1,311,630	1,155,139
Selling		(192,271)	(162,642)
General and administrative		(523,011)	(514,105)
Financial		(161,790)	(142,563)
Gaming duty		(130,771)	(113,102)
Acquisition-related costs			(199)
Gain (loss) from investments		29,919	879
Net (loss) earnings from associates		(2,569)
Gain on settlement of deferred consideration			2,466
Net earnings (loss) before income taxes		331,137	225,873
Income taxes		26,281	4,027
Net earnings		304,856	221,846
Other segmental information
Depreciation & amortization		147,027	139,301
Bad debt		7,171	4,142
Total Assets		5,398,310	5,412,449
Total Liabilities		3,089,732	3,230,806
Operating Segments | Poker
Disclosure Of Operating Segments [Line Items]
Revenues		877,296	846,059
Operating Segments | Casino & Sportsbook
Disclosure Of Operating Segments [Line Items]
Revenues		384,012	264,114
Operating Segments | Other Gaming
Disclosure Of Operating Segments [Line Items]
Revenues		50,322	44,966
Corporate
Disclosure Of Operating Segments [Line Items]
Revenues		685	108
Selling		(438)	(143)
General and administrative		(48,247)	(71,018)
Financial		(1,249)	4,264
Gain (loss) from investments		4,605	(20,157)
Net (loss) earnings from associates			623
Net earnings (loss) before income taxes		(44,644)	(86,323)
Income taxes		927	(27)
Net earnings		(45,571)	(86,296)
Other segmental information
Depreciation & amortization		159	582
Bad debt			1,938
Total Assets		16,816	50,026
Total Liabilities		$ 21,963	$ 29,941

[1]	See notes 5 and 6 for further details on reclassifications.